S000027244 [Member] Annual Fund Operating Expenses - Causeway International Opportunities Fund	Sep. 30, 2025
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.92%
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.18%